Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Cash flows from operating activities:
Net Income (loss)	$ 1,752	$ 2,362	$ (27)	$ 2,142
Changes in operating assets and liabilities:
Prepaid expenses and other assets	(4)	(184)	(16)	44
Other current liabilities	(195)	589	179	638
Net cash generated from operating activities	1,553	2,767	136	2,824
Cash flows from investment activities:
Acquisition of Real estate properties	(173)	(163)	(16,266)	(962)
Acquisition of a consolidated company		515		515
Acquisition of Land Inventory	1,625	1,165	(17,072)	(22,346)
Net cash generated from (used in) investing activities	1,452	1,517	(33,338)	(22,793)
Cash flows from financing activities:
Proceeds from mortgages and other loans		5,688	9,962	22,109
Payments to mortgages and other loans	(1,230)	(2,744)		(4,620)
Capital Contributions from Non-controlling interests, net of issuance expenses			20,461	12,256
Distributions to Non-controlling interests, net	(2,432)	(4,260)		(7,822)
Distributions to Equity holders of the company, net		(224)		(224)
Loans from related parties, net	(339)	(512)	5,816	834
Net cash generated from (used in) financing activities	(4,001)	(2,052)	36,239	22,533
Increase (decrease) in cash and cash equivalents and restricted cash	(996)	2,232	3,037	2,564
Cash and cash equivalents and restricted cash at beginning of the period	5,601	3,037		3,037
Cash and cash equivalents and restricted cash at end of the period	$ 4,605	$ 5,269	$ 3,037	$ 5,601